UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08548
Investment Company Act File Number
Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	1,325,000	$80,175,750
General Dynamics Corp.	1,350,000	76,801,500
Lockheed Martin Corp.(1)	1,000,000	72,640,000
United Technologies Corp.	3,175,000	223,393,000

		$453,010,250

Beverages — 1.0%
PepsiCo, Inc.	2,000,000	$123,800,000

		$123,800,000

Biotechnology — 1.5%
Amgen, Inc.(2)	3,400,000	$186,830,000

		$186,830,000

Capital Markets — 1.9%
Franklin Resources, Inc.(1)	1,250,000	$119,550,000
Goldman Sachs Group, Inc. (The)	1,250,000	118,187,500

		$237,737,500

Chemicals — 0.5%
Air Products and Chemicals, Inc.(1)	800,000	$61,096,000

		$61,096,000

Commercial Banks — 8.3%
Fifth Third Bancorp(1)	8,500,000	$85,850,000
HSBC Holdings PLC	8,000,000	61,274,367
KeyCorp	13,500,000	80,055,000
PNC Financial Services Group, Inc.	5,500,000	265,045,000
U.S. Bancorp(1)	6,500,000	153,010,000
Wells Fargo & Co.	15,250,000	367,830,000

		$1,013,064,367

Computers & Peripherals — 2.3%
Apple, Inc.(2)	745,000	$283,979,100

		$283,979,100

Consumer Finance — 1.9%
American Express Co.(1)	5,250,000	$235,725,000

		$235,725,000

Diversified Financial Services — 2.5%
JPMorgan Chase & Co.	10,250,000	$308,730,000

		$308,730,000

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	8,250,000	$235,290,000
Verizon Communications, Inc.(1)	5,000,000	184,000,000

		$419,290,000

Electric Utilities — 3.0%
American Electric Power Co., Inc.(1)	5,000,000	$190,100,000
PPL Corp.(1)	6,000,000	171,240,000

		$361,340,000

Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	1,600,000	$73,856,000

		$73,856,000

Security	Shares	Value
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	5,000,000	$167,900,000
Wal-Mart Stores, Inc.	2,500,000	129,750,000

		$297,650,000

Food Products — 3.4%
Kraft Foods, Inc., Class A(1)	3,900,000	$130,962,000
Nestle SA	3,000,000	165,158,043
Unilever NV-NY Shares	4,000,000	125,960,000

		$422,080,043

Health Care Equipment & Supplies — 1.1%
Covidien PLC	3,000,000	$132,300,000

		$132,300,000

Health Care Providers & Services — 3.0%
Humana, Inc.	850,000	$61,820,500
UnitedHealth Group, Inc.	6,750,000	311,310,000

		$373,130,500

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.(1)	3,500,000	$106,050,000
McDonald’s Corp.(1)	1,750,000	153,685,000

		$259,735,000

Industrial Conglomerates — 2.2%
General Electric Co.(1)	17,475,000	$266,319,000

		$266,319,000

Insurance — 5.5%
ACE, Ltd.(1)	2,200,000	$133,320,000
Lincoln National Corp.(1)	4,250,000	66,427,500
MetLife, Inc.(1)	5,750,000	161,057,500
Prudential Financial, Inc.(1)	4,000,000	187,440,000
XL Group PLC	6,800,000	127,840,000

		$676,085,000

IT Services — 3.2%
Accenture PLC, Class A(1)	3,250,000	$171,210,000
International Business Machines Corp.(1)	1,250,000	218,787,500

		$389,997,500

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	1,800,000	$91,152,000

		$91,152,000

Machinery — 1.0%
Illinois Tool Works, Inc.(1)	3,000,000	$124,800,000

		$124,800,000

Media — 2.7%
Comcast Corp., Class A	5,000,000	$104,500,000
Time Warner Cable, Inc.	1,500,000	94,005,000
Walt Disney Co. (The)(1)	4,500,000	135,720,000

		$334,225,000

Metals & Mining — 2.3%
BHP Billiton, Ltd. ADR(1)	2,250,000	$149,490,000
Freeport-McMoRan Copper & Gold, Inc.	4,500,000	137,025,000

		$286,515,000

Security	Shares	Value
Multi-Utilities — 4.1%
PG&E Corp.	3,750,000	$158,662,500
Public Service Enterprise Group, Inc.(1)	5,275,000	176,026,750
Sempra Energy	3,250,000	167,375,000

		$502,064,250

Multiline Retail — 1.8%
Kohl’s Corp.(1)	2,000,000	$98,200,000
Target Corp.	2,500,000	122,600,000

		$220,800,000

Oil, Gas & Consumable Fuels — 11.3%
Apache Corp.	2,400,000	$192,576,000
ConocoPhillips	5,000,000	316,600,000
Exxon Mobil Corp.	4,150,000	301,414,500
Hess Corp.	3,350,000	175,741,000
Occidental Petroleum Corp.	3,750,000	268,125,000
Peabody Energy Corp.(1)	3,850,000	130,438,000

		$1,384,894,500

Pharmaceuticals — 7.6%
Johnson & Johnson	6,000,000	$382,260,000
Merck & Co., Inc.	6,000,000	196,260,000
Pfizer, Inc.	20,000,000	353,600,000

		$932,120,000

Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	1,250,000	$142,562,500
Boston Properties, Inc.	1,575,000	140,332,500
Simon Property Group, Inc.	1,400,000	153,972,000

		$436,867,000

Road & Rail — 1.6%
Union Pacific Corp.	2,425,000	$198,049,750

		$198,049,750

Software — 3.9%
Microsoft Corp.	9,250,000	$230,232,500
Oracle Corp.	8,400,000	241,416,000

		$471,648,500

Specialty Retail — 1.8%
TJX Companies, Inc. (The)	4,000,000	$221,880,000

		$221,880,000

Tobacco — 1.1%
Philip Morris International, Inc.	2,200,000	$137,236,000

		$137,236,000

Wireless Telecommunication Services — 1.2%
Vodafone Group PLC ADR	5,500,000	$141,075,000

		$141,075,000

Total Common Stocks (identified cost $10,857,304,655)		$12,059,082,260

Short-Term Investments — 3.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$273,726	$273,726,097
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	116,941	116,940,816

Total Short-Term Investments (identified cost $390,666,913)		$390,666,913

Total Investments — 101.5% (identified cost $11,247,971,568)		$12,449,749,173

Other Assets, Less Liabilities — (1.5)%		$(180,824,293)

Net Assets — 100.0%		$12,268,924,880

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at September 30, 2011.

(2)		Non-income producing security.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2011, the Portfolio loaned securities having a market value of $260,223,393 and received $273,726,097 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 were $454,782 and $269,320, respectively.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,445,214,730

Gross unrealized appreciation	$1,306,562,180
Gross unrealized depreciation	(302,027,737)

Net unrealized appreciation	$1,004,534,443

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,036,640,000	$—		$—	$1,036,640,000
Consumer Staples	815,608,000	165,158,043		—	980,766,043
Energy	1,458,750,500	—		—	1,458,750,500
Financials	2,846,934,500	61,274,367		—	2,908,208,867
Health Care	1,715,532,500	—		—	1,715,532,500
Industrials	1,042,179,000	—		—	1,042,179,000
Information Technology	1,145,625,100	—		—	1,145,625,100
Materials	347,611,000	—		—	347,611,000
Telecommunication Services	560,365,000	—		—	560,365,000
Utilities	863,404,250	—		—	863,404,250

Total Common Stocks	$11,832,649,850	$226,432,410	*	$—	$12,059,082,260

Short-Term Investments	$—	$390,666,913		$—	$390,666,913

Total Investments	$11,832,649,850	$617,099,323		$—	$12,449,749,173

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach President
Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date: November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 23, 2011